Segment reporting (Tables)	3 Months Ended
Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the six months ended 30 June 2020
Net interest income	2,054	1,029	(9)	3	(354)	2,722
Non-interest income	6,553	886	1,048	4,914	(246)	13,155
Income	8,606	1,914	1,038	4,917	(600)	15,877
Credit loss (expense) / recovery	(117)	(187)	0	(200)	(35)	(540)
Total operating income	8,489	1,727	1,038	4,718	(635)	15,337
Total operating expenses	6,391	1,155	724	3,396	80	11,747
Operating profit / (loss) before tax	2,098	572	314	1,321	(715)	3,591
Tax expense / (benefit)						757
Net profit / (loss)						2,833

As of 30 June 2020
Total assets	327,218	209,851	34,865	349,266	142,638	1,063,838
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the six months ended 30 June 2019
Net interest income	1,975	994	(13)	(403)	(403)	2,149
Non-interest income	6,090	920	934	4,264	425	12,633
Income	8,064	1,914	921	3,860	23	14,783
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,915	921	3,836	17	14,750
Total operating expenses	6,323	1,139	693	3,202	88	11,445
Operating profit / (loss) before tax	1,737	777	228	634	(71)	3,305
Tax expense / (benefit)						773
Net profit / (loss)						2,532

As of 31 December 2019
Total assets	309,766	209,405	34,565	315,855	102,592	972,183